Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) and Reclassification Adjustments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Adjustments from foreign currency translation, before-tax:
Unrealized gains (losses) arising during the year	¥ 343,695		¥ 433,640		¥ (119,910)
Reclassification adjustments for losses (gains) realized in net income	1,027
Net unrealized gains (losses)	344,722		433,640		(119,910)
Unrealized gains (losses) on available-for-sale securities, before-tax:
Unrealized holding gains (losses) arising during the year	22,261		12,336		9,438
Reclassification adjustments for losses (gains) realized in net income	(1,114)		24		(706)
Net unrealized gains (losses)	21,147		12,360		8,732
Unrealized gains (losses) on derivative instruments, before-tax:
Unrealized holding gains (losses) arising during the year	(29)		(1,281)		(115)
Reclassification adjustments for losses (gains) realized in net income	411		1,197		78
Net unrealized gains (losses)	382		(84)		(37)
Pension and other postretirement benefits adjustments, before-tax:
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	171,924	[1]	(36,611)	[1]	(72,225)	[1]
Amortization of unrealized (gain) loss on pension and other postretirement benefits	(8,823)	[1]	14,394	[1]	10,734	[1]
Net unrealized gains (losses)	163,101	[1]	(22,217)	[1]	(61,491)	[1]
Other comprehensive income (loss)	529,352		423,699		(172,706)
Adjustments from foreign currency translation, tax (expense) or benefit (note 11):
Unrealized gains (losses) arising during the year	(10,673)		(2,828)		1,775
Reclassification adjustments for losses (gains) realized in net income	(390)
Net unrealized gains (losses)	(11,063)		(2,828)		1,775
Unrealized gains (losses) on available-for-sale securities, tax (expense) or benefit (note 11):
Unrealized holding gains (losses) arising during the year	(6,286)		(4,368)		(3,087)
Reclassification adjustments for losses (gains) realized in net income	391		(8)		167
Net unrealized gains (losses)	(5,895)		(4,376)		(2,920)
Unrealized gains (losses) on derivative instruments, tax (expense) or benefit (note 11):
Unrealized holding gains (losses) arising during the year	10		484		39
Reclassification adjustments for losses (gains) realized in net income	(155)		(452)		(31)
Net unrealized gains (losses)	(145)		32		8
Pension and other postretirement benefits adjustments, tax (expense) or benefit (note 11):
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(58,972)	[1]	12,077	[1]	25,682	[1]
Amortization of unrealized (gain) loss on pension and other postretirement benefits	3,589	[1]	(5,157)	[1]	(3,844)	[1]
Net unrealized gains (losses)	(55,383)	[1]	6,920	[1]	21,838	[1]
Other comprehensive income (loss)	(72,486)		(252)		20,701
Adjustments from foreign currency translation, net-of-tax:
Unrealized gains (losses) arising during the year	333,022		430,812		(118,135)
Reclassification adjustments for losses (gains) realized in net income	637
Net unrealized gains (losses)	333,659		430,812		(118,135)
Unrealized gains (losses) on available-for-sale securities, net-of-tax:
Unrealized holding gains (losses) arising during the year	15,975		7,968		6,351
Reclassification adjustments for losses (gains) realized in net income	(723)		16		(539)
Net unrealized gains (losses)	15,252		7,984		5,812
Unrealized gains (losses) on derivative instruments, net-of-tax:
Unrealized holding gains (losses) arising during the year	(19)		(797)		(76)
Reclassification adjustments for losses (gains) realized in net income	256		745		47
Net unrealized gains (losses)	237		(52)		(29)
Pension and other postretirement benefits adjustments, net-of-tax:
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	112,952	[1]	(24,534)	[1]	(46,543)	[1]
Amortization of unrealized (gain) loss on pension and other postretirement benefits	(5,234)	[1]	9,237	[1]	6,890	[1]
Net unrealized gains (losses)	107,718	[1]	(15,297)	[1]	(39,653)	[1]
Other comprehensive income (loss)	¥ 456,866		¥ 423,447		¥ (152,005)

[1]	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustments are actuarial gains or losses and prior service benefits or costs (note 13).